Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/28/2019
Distribution Date:	4/15/2019

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Floating(1)	CHF 475,000,000	1.31486	$624,557,500	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.53760	$1,922,000,000	January 11, 2024	0.250%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$28,725,514,100

OSFI Covered Bond Limit			$41,143,606,193

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency;
for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/28/2019
Distribution Date:	4/15/2019

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Stable	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (Scotiabank)	P-2 (cr)	F2	BBB (low)
Servicer (Scotiabank)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1(middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/28/2019
Distribution Date:	4/15/2019

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds			$28,725,514,100

A = Lesser of (i) LTV Adjusted Loan Balance and			37,432,072,166		A (i)	39,449,431,614
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	37,432,072,166
B = Principal Receipts up to Calculation Date not otherwise applied			271,175,690		Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance (2)			0
F = Negative Carry Factor Calculation			422,168,633
Total: A + B + C + D + E - F			37,281,079,223

Asset Coverage Test			PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:			103.0%
Level of Overcollateralization(3)			104.7%

Valuation Calculation (1)

Trading Value of Covered Bond(4)			30,073,651,142

A = lesser of (i) Present Value of outstanding loan balance of			38,984,829,186
Performing Eligible Loans(5) and (ii) 80% of Market Value of			-
properties securing Performing Eligible Loans			-
B = Principal Receipts up to Calculation Date not otherwise applied			271,175,690
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)			-
F = Trading Value of Swap Collateral			-
Total: A + B + C + D + E + F			39,256,004,876

Intercompany Loan Balance

Guarantee Loan			30,067,394,303
Demand Loan			10,054,920,436
Total			40,122,314,739

Portfolio Losses(6)

Period End	Write off Amounts		Loss Percentage (annualized)
March 28, 2019	N/A		N/A

Portfolio Flow of Funds

	3/28/2019		2/28/2019
Cash Inflows
Principal Receipts	370,485,563.87		346,675,413.54
Sale of Loans	72,169,642.60		89,674,626.27
Revenue Receipts	97,195,282.22		99,131,656.37
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(96,916,889.91)	(7)	(98,831,844.18)	(8)
Purchase of Loans	(28,279,376.54)		(33,215,335.49)
Intercompany Loan Repayment	(414,375,829.93)	(7)	(403,134,704.32)	(8)
Distribution to Partners	(12,968,559.67)		-
Other Inflows / Outflows(9)	(24.67)		(57.19)
Net Inflows/(Outflows)	(12,690,192.03)		299,755.00

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents..

(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.

(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 3.6566%.

(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2018 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(7) This amount is to be paid out on April 17th, 2019.

(8) This amount was paid out on March 18th, 2019.

(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/28/2019
Distribution Date:	4/15/2019

Portfolio Summary Statistics

Previous Month Ending Balance	$ 39,860,380,443
Current Month Ending Balance (1)	$ 39,444,791,696
Number of Mortgage Loans in Pool	180,782
Average Loan Size	$218,190
Number of Primary Borrowers	157,336
Number of Properties	162,847

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	52.65%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	65.45%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	74.70%
Weighted Average Seasoning of Loans in the Portfolio	26.58	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.01%
Weighted Average Original Term of Loans in the Portfolio	55.34	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	28.76	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	35.27	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	180,691	99.95%	39,424,906,004	99.95%
30 to 59 Days Past Due	67	0.04%	14,679,907	0.04%
60 to 89 Days Past Due	24	0.01%	5,205,786	0.01%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	180,782	100.00%	39,444,791,696	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	19,878	11.00%	4,668,327,620	11.84%
British Columbia	25,083	13.87%	7,346,052,877	18.62%
Manitoba	3,219	1.78%	470,999,459	1.19%
New Brunswick	4,040	2.23%	409,618,070	1.04%
Newfoundland	4,189	2.32%	599,302,016	1.52%
Northwest Territories	56	0.03%	11,431,253	0.03%
Nova Scotia	6,185	3.42%	795,994,842	2.02%
Nunavut	-	0.00%	-	0.00%
Ontario	93,577	51.76%	21,187,552,598	53.71%
Prince Edward Island	855	0.47%	93,035,227	0.24%
Quebec	18,303	10.12%	2,833,789,820	7.18%
Saskatchewan	5,101	2.82%	971,821,813	2.46%
Yukon	296	0.16%	56,866,102	0.14%
Total	180,782	100.00%	39,444,791,696	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
__________________________________________________
Score Unavailable	2,285	1.26%	443,278,164	1.12%
599 or less	1,278	0.71%	258,725,723	0.66%
600 - 650	2,977	1.65%	646,652,257	1.64%
651 - 700	9,732	5.38%	2,155,403,731	5.46%
701 - 750	21,215	11.74%	4,876,850,479	12.36%
751 - 800	32,085	17.75%	7,489,608,446	18.99%
801 and Above	111,210	61.52%	23,574,272,897	59.77%
Total	180,782	100.00%	39,444,791,696	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan, or subsequently thereto).

(6) Refer to footnote (6) on page 3 of this Investor Report.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/28/2019
Distribution Date:	4/15/2019

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	137,359	75.98%	27,749,365,189	70.35%
Variable	43,423	24.02%	11,695,426,507	29.65%
Total	180,782	100.00%	39,444,791,696	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	141,583	78.32%	28,120,308,918	71.29%
Non-STEP	39,199	21.68%	11,324,482,778	28.71%
Total	180,782	100.00%	39,444,791,696	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	12,807	7.08%	2,818,265,519	7.14%
Owner Occupied	167,975	92.92%	36,626,526,177	92.86%
Total	180,782	100.00%	39,444,791,696	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	28,514	15.77%	6,996,811,727	17.74%
2.5000 - 2.9999	75,120	41.55%	14,781,919,836	37.47%
3.0000 - 3.4999	42,915	23.74%	9,630,564,986	24.42%
3.5000 - 3.9999	33,273	18.41%	7,883,218,160	19.99%
4.0000 - 4.4999	537	0.30%	85,723,516	0.22%
4.5000 - 4.9999	255	0.14%	41,458,827	0.11%
5.0000 - 5.4999	66	0.04%	7,257,363	0.02%
5.5000 and Above	102	0.06%	17,837,281	0.05%
Total	180,782	100.00%	39,444,791,696	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	18,441	10.20%	1,398,054,220	3.54%
20.01-25.00	7,393	4.09%	998,453,935	2.53%
25.01-30.00	8,594	4.75%	1,388,488,623	3.52%
30.01-35.00	10,919	6.04%	2,035,557,673	5.16%
35.01-40.00	13,318	7.37%	2,781,282,191	7.05%
40.01-45.00	15,556	8.60%	3,501,448,705	8.88%
45.01-50.00	17,936	9.92%	4,230,541,663	10.73%
50.01-55.00	19,110	10.57%	4,670,482,173	11.84%
55.01-60.00	17,617	9.74%	4,514,109,359	11.44%
60.01-65.00	15,630	8.65%	4,118,593,740	10.44%
65.01-70.00	13,938	7.71%	3,626,041,688	9.19%
70.01-75.00	11,660	6.45%	3,085,876,235	7.82%
75.01-80.00	8,331	4.61%	2,381,724,566	6.04%
80.01-90.00	2,104	1.16%	632,934,413	1.60%
90.01-100.00	207	0.11%	75,915,980	0.19%
Over 100.00	28	0.02%	5,286,534	0.01%
Total	180,782	100.00%	39,444,791,696	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/28/2019
Distribution Date:	4/15/2019

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	24,186	13.38%	4,083,938,850	10.35%
12.00 - 23.99	49,160	27.19%	9,414,254,528	23.87%
24.00 - 35.99	62,204	34.41%	14,264,464,871	36.16%
36.00 - 41.99	20,310	11.23%	5,252,898,796	13.32%
42.00 - 47.99	10,618	5.87%	2,697,715,845	6.84%
48.00 - 53.99	8,851	4.90%	2,537,349,753	6.43%
54.00 - 59.99	4,648	2.57%	1,046,097,294	2.65%
60.00 - 65.99	609	0.34%	112,891,112	0.29%
66.00 - 71.99	37	0.02%	6,060,724	0.02%
72.00 and Above	159	0.09%	29,119,922	0.07%
Total	180,782	100.00%	39,444,791,696	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	46,958	25.97%	2,796,640,939	7.09%
100,000 - 149,999	29,143	16.12%	3,646,197,557	9.24%
150,000 - 199,999	26,353	14.58%	4,592,520,395	11.64%
200,000 - 249,999	21,237	11.75%	4,760,792,284	12.07%
250,000 - 299,999	16,317	9.03%	4,466,196,134	11.32%
300,000 - 349,999	11,126	6.15%	3,603,201,008	9.13%
350,000 - 399,999	7,894	4.37%	2,948,099,787	7.47%
400,000 - 449,999	5,383	2.98%	2,281,787,694	5.78%
450,000 - 499,999	4,148	2.29%	1,965,371,621	4.98%
500,000 - 549,999	2,967	1.64%	1,555,328,715	3.94%
550,000 - 599,999	2,268	1.25%	1,301,201,394	3.30%
600,000 - 649,999	1,695	0.94%	1,056,803,380	2.68%
650,000 - 699,999	1,214	0.67%	817,996,217	2.07%
700,000 - 749,999	911	0.50%	658,633,659	1.67%
750,000 - 799,999	691	0.38%	535,272,246	1.36%
800,000 - 849,999	548	0.30%	451,819,709	1.15%
850,000 - 899,999	426	0.24%	372,561,927	0.94%
900,000 - 949,999	368	0.20%	339,594,670	0.86%
950,000 - 999,999	245	0.14%	238,715,220	0.61%
1,000,000 or Greater	890	0.49%	1,056,057,140	2.68%
Total	180,782	100.00%	39,444,791,696	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	29,523	16.33%	5,991,476,225	15.19%
Single Family	144,525	79.94%	31,888,022,191	80.84%
Multi Family	6,012	3.33%	1,420,961,791	3.60%
Other	722	0.40%	144,331,489	0.37%
Total	180,782	100.00%	39,444,791,696	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/28/2019
Distribution Date:	4/15/2019

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	68,175,156	49,657,236	63,738,174	90,867,922	120,874,202	139,045,716	207,146,767	267,653,851	373,007,738	453,649,067	554,656,592	961,554,783	984,141,062	310,721,490	23,437,863	-	4,668,327,620	11.84%
	Current and Less Than 30 Days Past Due	68,123,762	49,657,236	63,738,174	90,867,922	120,758,784	139,045,716	207,146,767	267,653,851	373,007,738	453,649,067	554,425,715	960,320,172	982,057,392	310,536,836	23,437,863	-	4,664,426,995	99.92%
	30 to 59 Days Past Due	-	-	-	-	115,418	-	-	-	-	-	230,877	636,361	1,874,832	184,654	-	-	3,042,142	0.07%
	60 to 89 Days Past Due	51,394	-	-	-	-	-	-	-	-	-	-	598,250	208,839	-	-	-	858,482	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	353,067,361	239,025,609	345,829,734	501,037,902	711,090,925	867,561,216	905,601,923	849,066,056	796,760,888	720,235,312	465,578,900	295,559,248	188,937,375	101,180,515	4,218,416	1,301,497	7,346,052,877	18.62%
	Current and Less Than 30 Days Past Due	352,761,319	239,025,609	345,829,734	500,881,692	710,708,853	867,360,643	905,601,923	848,546,870	796,379,893	719,212,479	465,578,900	295,559,248	188,937,375	101,180,515	4,218,416	1,301,497	7,343,084,966	99.96%
	30 to 59 Days Past Due	120,496	-	-	156,210	382,072	-	-	-	380,995	1,022,833	-	-	-	-	-	-	2,062,606	0.03%
	60 to 89 Days Past Due	185,546	-	-	-	-	200,573	-	519,186	-	-	-	-	-	-	-	-	905,306	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,582,812	7,299,702	9,284,888	13,559,671	18,561,165	29,267,466	31,983,594	47,034,139	57,658,149	68,509,860	73,512,922	80,438,610	23,854,964	1,181,211	270,306	-	470,999,459	1.19%
	Current and Less Than 30 Days Past Due	8,582,812	7,299,702	9,284,888	13,559,671	18,561,165	29,267,466	31,983,594	47,034,139	57,658,149	68,509,860	73,143,504	80,438,610	23,854,964	1,181,211	270,306	-	470,630,041	99.92%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	369,418	-	-	-	-	-	369,418	0.08%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	10,950,423	8,698,924	9,056,816	17,197,625	25,948,729	37,637,408	53,994,674	85,157,396	71,845,057	44,803,045	27,813,211	8,441,495	7,937,405	-	135,862	-	409,618,070	1.04%
	Current and Less Than 30 Days Past Due	10,950,423	8,698,924	9,056,816	17,197,625	25,806,082	37,637,408	53,927,372	85,157,396	71,744,273	44,662,617	27,813,211	8,441,495	7,937,405	-	135,862	-	409,166,909	99.89%
	30 to 59 Days Past Due	-	-	-	-	-	-	67,301	-	100,784	140,428	-	-	-	-	-	-	308,513	0.08%
	60 to 89 Days Past Due	-	-	-	-	142,648	-	-	-	-	-	-	-	-	-	-	-	142,648	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	6,182,045	4,706,180	6,552,989	9,137,121	12,366,332	20,252,889	26,822,605	35,676,658	41,083,051	61,304,459	75,978,626	150,011,585	142,082,930	6,826,052	318,494	-	599,302,016	1.52%
	Current and Less Than 30 Days Past Due	6,182,045	4,706,180	6,552,989	9,137,121	12,366,332	20,252,889	26,822,605	35,676,658	41,083,051	61,075,774	75,700,872	149,924,292	141,955,662	6,826,052	318,494	-	598,581,017	99.88%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	118,657	277,754	-	-	-	-	-	396,411	0.07%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	110,028	-	87,292	127,268	-	-	-	324,588	0.05%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	461,579	75,894	413,979	202,492	970,794	1,215,360	1,054,441	2,237,120	1,647,324	1,313,337	1,376,558	236,490	225,885	-	-	-	11,431,253	0.03%
	Current and Less Than 30 Days Past Due	461,579	75,894	413,979	202,492	970,794	1,215,360	1,054,441	2,237,120	1,647,324	1,313,337	1,376,558	236,490	225,885	-	-	-	11,431,253	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	16,812,947	12,165,955	16,173,550	21,238,406	32,114,672	48,334,172	67,732,843	102,408,204	94,917,350	102,457,861	135,895,335	113,177,510	31,004,426	1,151,995	409,617	-	795,994,842	2.02%
	Current and Less Than 30 Days Past Due	16,803,436	12,165,955	16,173,550	21,238,406	32,114,672	48,334,172	67,732,843	102,224,264	94,781,960	102,415,809	135,895,335	113,177,510	31,004,426	1,151,995	409,617	-	795,623,949	99.95%
	30 to 59 Days Past Due	9,511	-	-	-	-	-	-	183,941	135,390	42,052	-	-	-	-	-	-	370,893	0.05%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	842,939,714	608,848,165	842,228,433	1,247,812,274	1,680,316,555	2,124,392,616	2,605,019,361	2,790,402,751	2,520,027,378	2,133,477,763	1,676,501,128	1,023,298,125	844,494,658	200,095,445	44,184,277	3,513,957	21,187,552,598	53.71%
	Current and Less Than 30 Days Past Due	842,845,310	608,673,312	841,866,524	1,247,406,028	1,679,639,738	2,123,493,107	2,603,839,003	2,788,547,011	2,519,165,020	2,133,125,347	1,676,075,458	1,022,925,938	844,494,658	200,095,445	44,184,277	3,513,957	21,179,890,131	99.96%
	30 to 59 Days Past Due	94,404	174,853	179,598	329,940	676,817	899,509	700,251	1,009,453	618,798	225,851	176,440	372,187	-	-	-	-	5,458,099	0.03%
	60 to 89 Days Past Due	-	-	182,311	76,306	-	-	480,107	846,287	243,561	126,566	249,230	-	-	-	-	-	2,204,368	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	3,094,150	2,013,087	1,949,294	3,695,513	6,247,302	8,554,473	13,902,296	20,040,740	13,556,210	8,660,056	6,590,299	2,214,144	2,517,664	-	-	-	93,035,227	0.24%
	Current and Less Than 30 Days Past Due	3,094,150	2,013,087	1,949,294	3,695,513	6,247,302	8,554,473	13,902,296	20,040,740	13,556,210	8,660,056	6,590,299	2,214,144	2,517,664	-	-	-	93,035,227	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	66,862,839	49,962,812	68,583,081	98,103,812	120,477,167	157,309,428	212,010,652	266,267,801	337,154,958	406,332,046	506,982,179	402,529,097	126,731,872	11,487,850	2,523,146	471,080	2,833,789,820	7.18%
	Current and Less Than 30 Days Past Due	66,862,839	49,962,812	68,583,081	98,103,812	120,477,167	157,309,428	212,010,652	266,267,801	337,029,320	406,033,692	506,506,541	401,516,409	126,731,872	11,487,850	2,523,146	471,080	2,831,877,501	99.93%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	113,167	475,638	708,248	-	-	-	-	1,297,052	0.05%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	125,638	185,186	-	304,441	-	-	-	-	615,266	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	19,266,876	14,579,335	22,482,690	30,163,518	48,751,822	63,028,902	96,393,580	196,265,812	199,989,905	112,384,534	95,018,406	47,208,286	25,998,290	289,855	-	-	971,821,813	2.46%
	Current and Less Than 30 Days Past Due	19,266,876	14,533,046	22,420,630	30,163,518	48,751,822	63,028,902	96,393,580	196,265,812	199,161,833	111,791,054	95,018,406	47,208,286	25,998,290	289,855	-	-	970,291,912	99.84%
	30 to 59 Days Past Due	-	46,289	62,060	-	-	-	-	-	828,072	438,351	-	-	-	-	-	-	1,374,772	0.14%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	155,129	-	-	-	-	-	-	155,129	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,658,319	1,421,036	2,194,994	2,541,418	3,562,525	4,849,059	8,878,928	8,271,645	6,461,350	5,466,401	6,137,532	1,206,861	3,798,035	-	417,999	-	56,866,102	0.14%
	Current and Less Than 30 Days Past Due	1,658,319	1,421,036	2,194,994	2,541,418	3,562,525	4,849,059	8,878,928	8,271,645	6,461,350	5,466,401	6,137,532	1,206,861	3,798,035	-	417,999	-	56,866,102	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,398,054,220	998,453,935	1,388,488,623	2,035,557,673	2,781,282,191	3,501,448,705	4,230,541,663	4,670,482,173	4,514,109,359	4,118,593,740	3,626,041,688	3,085,876,235	2,381,724,566	632,934,413	75,915,980	5,286,534	39,444,791,696	100.00%
	Current and Less Than 30 Days Past Due	1,397,592,870	998,232,794	1,388,064,654	2,034,995,217	2,779,965,236	3,500,348,623	4,229,294,005	4,667,923,306	4,511,676,121	4,115,915,492	3,624,262,331	3,083,169,456	2,379,513,628	632,749,759	75,915,980	5,286,534	39,424,906,004	99.95%
	30 to 59 Days Past Due	224,410	221,141	241,658	486,150	1,174,307	899,509	767,552	1,193,394	2,064,039	2,101,338	1,530,127	1,716,796	1,874,832	184,654	-	-	14,679,907	0.04%
	60 to 89 Days Past Due	236,940	-	182,311	76,306	142,648	200,573	480,107	1,365,473	369,199	576,909	249,230	989,983	336,106	-	-	-	5,205,786	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/28/2019
Distribution Date:	4/15/2019

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	21,372,284	17,401,920	21,797,958	31,744,074	31,571,909	34,068,741	36,650,655	37,750,797	42,965,694	42,382,858	43,809,771	38,452,075	35,924,399	6,422,312	500,963	461,755	443,278,164	1.12%
<=599	4,703,663	3,037,565	7,929,651	12,023,389	20,026,989	25,106,576	22,342,118	36,264,665	28,742,843	35,845,413	22,432,534	22,058,383	14,952,265	3,259,670	-	-	258,725,723	0.66%
600-650	10,739,694	13,082,027	13,727,442	23,944,671	42,753,247	51,379,540	59,794,806	83,499,145	81,949,990	74,126,336	70,764,675	53,645,354	53,075,967	12,817,229	1,352,135	-	646,652,257	1.64%
651-700	38,615,722	26,531,642	51,535,230	79,558,593	137,202,632	166,784,010	217,818,173	265,154,938	272,322,365	244,938,332	234,338,605	202,463,987	167,232,266	42,715,535	7,892,855	298,846	2,155,403,731	5.46%
701-750	105,394,239	89,527,866	128,219,629	194,247,766	294,478,226	359,472,819	505,554,295	558,017,980	539,040,351	543,201,402	531,480,042	502,085,233	414,768,733	96,252,754	14,297,875	811,267	4,876,850,479	12.36%
751-800	184,914,099	144,011,705	208,987,900	328,558,380	455,278,881	644,256,008	756,328,537	877,247,119	848,916,348	836,066,869	791,189,020	677,967,925	560,578,032	157,186,726	16,136,482	1,984,415	7,489,608,446	18.99%
>800	1,032,314,519	704,861,212	956,290,814	1,365,480,801	1,799,970,307	2,220,381,011	2,632,053,081	2,812,547,529	2,700,171,767	2,342,032,530	1,932,027,041	1,589,203,277	1,135,192,904	314,280,187	35,735,669	1,730,250	23,574,272,897	59.77%
Total	1,398,054,220	998,453,935	1,388,488,623	2,035,557,673	2,781,282,191	3,501,448,705	4,230,541,663	4,670,482,173	4,514,109,359	4,118,593,740	3,626,041,688	3,085,876,235	2,381,724,566	632,934,413	75,915,980	5,286,534	39,444,791,696	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.